ASSET RETIREMENT OBLIGATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ASSET RETIREMENT OBLIGATION
Opening balance	$ 14,219,544	$ 14,506,089
Change in estimate	(938,376)	(745,776)
Accretion expense	472,838	459,231
Closing balance	$ 13,754,006	$ 14,219,544
Merritt Mill Property
ASSET RETIREMENT OBLIGATION
Long-term inflation rate	2.28%	2.31%
Risk-free rate	3.85%	3.33%
Undiscounted and uninflated reclamation costs	$ 15,641,041	$ 15,290,830
Settlement period (in years)	14 years	15 years
Treasure Mountain Property
ASSET RETIREMENT OBLIGATION
Long-term inflation rate	2.28%	3.02%
Risk-free rate	3.11%	3.23%
Undiscounted and uninflated reclamation costs	$ 1,180,636	$ 1,073,123
Settlement period (in years)	7 years	8 years